Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consist of the following:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Raw materials	35,519	30,971	27,607
Work in progress	60,241	38,904	52,443
Finished goods	32,627	27,592	27,008
	128,387	97,467	107,058